Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000212936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Class A) – including sales charge
Account Value	$ 20,329.59	$ 20,329.59	$ 20,329.59	$ 20,329.59				$ 15,716.1				$ 14,277.54	$ 16,018.29	$ 10,889.47	$ 12,560.83	$ 12,461.07	$ 11,701.71	$ 10,002.67	$ 9,314.1	$ 9,425
Average Annual Return, Percent	21.92%		8.81%	7.35%
C000212936 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Class A) – excluding sales charge
Average Annual Return, Percent	29.35%		10.11%	7.99%
C000240403 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Class C) – including sales charge
Account Value	$ 12,115.11	$ 12,115.11	$ 12,115.11	$ 12,115.11	$ 10,965.37	$ 11,525.99	$ 10,594.79	9,438.36	$ 9,868.94	$ 9,500.77	$ 9,999.98
Average Annual Return, Percent	27.36%	12.86%
C000240403 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Class C) – excluding sales charge
Average Annual Return, Percent	28.36%	12.86%
C000240404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Class R) – including sales charge
Account Value	$ 12,211.91	$ 12,211.91	12,211.91	12,211.91	11,036.89	11,590.96	10,642.03	9,466.44	9,887.66	9,507.01	9,999.98
Average Annual Return, Percent	29.00%	13.42%
C000240404 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Class R) – excluding sales charge
Average Annual Return, Percent	29.00%	13.42%
C000212938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Institutional Class) – including sales charge
Account Value	$ 22,220.46	$ 22,220.46	$ 22,220.46	$ 22,220.46				17,136.84				15,521.88	17,363.11	11,771.73	13,535.92	13,383.54	12,529.45	10,675.03	9,912.83	9,999.98
Average Annual Return, Percent	29.66%		10.42%	8.31%
C000212938 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	29.66%		10.42%	8.31%
C000212937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Class R6) – including sales charge
Account Value	$ 22,476.05	22,476.05	$ 22,476.05	$ 22,476.05				17,316.62				15,671.97	17,510.23	11,854.29	13,614.93	13,449.52	12,575.94	10,704.17	9,925.5	9,999.98
Average Annual Return, Percent	29.80%		10.54%	8.44%
C000212937 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Opportunity Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	29.80%		10.54%	8.44%
C000212968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Growth and Income Fund (Class A) – including sales charge
Account Value	$ 21,871.56	21,871.56	$ 21,871.56	$ 21,871.56				17,323.03				14,466.63	15,359.42	11,734.35	12,753.51	12,500.63	11,328.02	9,937.73	8,895.19	9,425
Average Annual Return, Percent	19.01%		10.08%	8.14%
C000212968 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Growth and Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	26.26%		11.39%	8.78%
C000212967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Growth and Income Fund (Institutional Class) – including sales charge
Account Value	$ 23,931	23,931	$ 23,931	$ 23,931				18,909				15,757	16,681	12,716	13,774	13,469	12,164	10,631	9,476	10,000
Average Annual Return, Percent	26.56%		11.68%	9.12%
C000212967 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Growth and Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	26.56%		11.68%	9.12%
C000212969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Growth and Income Fund (Class R6) – including sales charge
Account Value	$ 24,063	24,063	$ 24,063	$ 24,063				19,005				15,820	16,731	12,747	13,800	13,483	12,164	10,626	9,473	10,000
Average Annual Return, Percent	26.61%		11.76%	9.18%
C000212969 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Growth and Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	26.61%		11.76%	9.18%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	$ 33,432	$ 33,432	$ 33,432	13,702	13,275	12,066	24,729	11,128	10,267	10,000	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Average Annual Return, Percent	35.19%	26.75%	15.26%	12.83%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,257	$ 34,257	$ 34,257	$ 34,257				25,248				20,833	25,165	19,215	16,563	15,946	13,540	11,423	9,939	10,000
Average Annual Return, Percent	21.18%		15.64%	13.10%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 23,528	$ 23,528	$ 23,528	$ 23,528	$ 11,264	$ 11,660	$ 10,774	18,237	$ 10,059	$ 9,685	$ 10,000	16,423	18,998	13,342	14,392	14,165	13,019	11,484	9,793	10,000
Average Annual Return, Percent	29.01%	14.49%	10.33%	8.93%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	$ 24,183	$ 24,183	$ 24,183				$ 18,929				$ 16,540	$ 18,661	$ 13,822	$ 14,553	$ 13,993	$ 12,785	$ 11,105	$ 9,558	$ 10,000
Average Annual Return, Percent	27.76%		10.69%	9.23%